OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

September 13, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	OFI Funds Trust on behalf of OFI Pictet Global Environmental Solutions Fund Reg. No. 333-215964; 811-23231

To the Securities and Exchange Commission:

On behalf of OFI Funds Trust for its series on behalf of OFI Pictet Global Environmental Solutions Fund (the “Fund”) transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”) filed on February 8, 2017.

The Trustees of the New Fund have not, at the date hereof, been elected. However, the Board of Trustees of the New Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

The Amendment is marked to show changes in response to certain comments of the Commission staff, as well as other changes to the Registration Statement. This filing also includes, under separate letter, our response addressing the comments of the Commission staff.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section (8a), shall determine.

We would be happy to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any further comments the Commission staff may have as soon as possible. Please direct any communications relating to this filing to:

Taylor V. Edwards
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281
212.323.0310
tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel

cc:	Edward Rubenstein, Esq. Ronald Feiman, Esq. Cynthia Lo Bessette, Esq. Joseph Beneditti, Esq. Taylor V. Edwards, Esq. Gloria J. LaFond